Derivative Liabilities (Details) - Schedule of Fair Value of Level 3 Derivative Liabilities	12 Months Ended
	Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,442,970
Extinguishment of derivative liabilities in connection with conversion of debt	(591,203)	[1]
Warrants issued in connection with the financing	7,294,836
Warrants issued relates to Alpha settlement	95,677	[1]
Extinguishment of derivative liabilities in connection with the Alpha settlement	(699,301)	[1]
Change in fair value of derivative liabilities	4,677,388
Ending balance	15,220,367
Public SPAC Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,795,000
Extinguishment of derivative liabilities in connection with conversion of debt
Warrants issued in connection with the financing
Warrants issued relates to Alpha settlement
Extinguishment of derivative liabilities in connection with the Alpha settlement
Change in fair value of derivative liabilities	4,253,850
Ending balance	8,048,850
Private SPAC Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	256,275
Extinguishment of derivative liabilities in connection with conversion of debt
Warrants issued in connection with the financing
Warrants issued relates to Alpha settlement
Extinguishment of derivative liabilities in connection with the Alpha settlement
Change in fair value of derivative liabilities	211,050
Ending balance	467,325
PIPE Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Extinguishment of derivative liabilities in connection with conversion of debt
Warrants issued in connection with the financing	7,294,836
Warrants issued relates to Alpha settlement
Extinguishment of derivative liabilities in connection with the Alpha settlement
Change in fair value of derivative liabilities	(778,536)
Ending balance	6,516,300
Other Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	165,895
Extinguishment of derivative liabilities in connection with conversion of debt
Warrants issued in connection with the financing
Warrants issued relates to Alpha settlement	95,677	[1]
Extinguishment of derivative liabilities in connection with the Alpha settlement
Change in fair value of derivative liabilities	(73,680)
Ending balance	187,892
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	225,800
Extinguishment of derivative liabilities in connection with conversion of debt	(591,203)	[1]
Warrants issued in connection with the financing
Warrants issued relates to Alpha settlement
Extinguishment of derivative liabilities in connection with the Alpha settlement	(699,301)	[1]
Change in fair value of derivative liabilities	1,064,704
Ending balance

[1]	See Note 10 – Convertible Notes Payable